LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Schedule of weighted average number of ordinary shares
	Year ended December 31,
	2018	2017	2016

In thousands of shares

Balance as at January 1	9,613	7,400	4,889

Effect of shares issued during the year	3,021	1,625	544

Weighted average number of ordinary shares used to calculate basic loss per share	12,634	9,025	5,433